World Omni Auto Receivables Trust 2015-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	923,851,282.40	46,184
Yield Supplement Overcollateralization Amount 12/31/15	41,130,070.63	0
Receivables Balance 12/31/15	964,981,353.03	46,184
Principal Payments	25,858,978.11	592
Defaulted Receivables	1,587,660.63	66
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	39,525,910.69	0
Pool Balance at 01/31/16	898,008,803.60	45,526

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	86.76%

Prepayment ABS Speed	1.26%

Overcollateralization Target Amount	40,410,396.16
Actual Overcollateralization	40,410,396.16

Weighted Average APR	4.41%
Weighted Average APR, Yield Adjusted	6.31%
Weighted Average Remaining Term	60.33

Delinquent Receivables:
Past Due 31-60 days	12,481,079.10	592
Past Due 61-90 days	2,960,089.70	135
Past Due 91-120 days	875,546.03	44
Past Due 121 + days	0.00	0
Total	16,316,714.83	771

Total 31+ Delinquent as % Ending Pool Balance	1.82%

Recoveries	803,317.81

Aggregate Net Losses/(Gains) - January 2016	784,342.82

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.98%
Prior Period Net Loss Ratio	0.99%
Second Prior Period Net Loss Ratio	0.15%
Third Prior Period Net Loss Ratio	0.12%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.17%

Flow of Funds	$ Amount

Collections	30,103,972.14
Advances	21,340.48
Investment Earnings on Cash Accounts	4,023.14
Servicing Fee	(804,151.13)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,325,184.63

Distributions of Available Funds
(1) Class A Interest	837,652.52
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	28,424,598.84
(7) Distribution to Certificateholders	25,021.60
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,325,184.63

Servicing Fee	804,151.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 01/15/16	886,023,006.28
Principal Paid	28,424,598.84
Note Balance @ 02/16/16	857,598,407.44

Class A-1
Note Balance @ 01/15/16	92,863,006.28
Principal Paid	28,424,598.84
Note Balance @ 02/16/16	64,438,407.44
Note Factor @ 02/16/16	29.8325960%

Class A-2a
Note Balance @ 01/15/16	280,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	280,000,000.00
Note Factor @ 02/16/16	100.0000000%

Class A-2b
Note Balance @ 01/15/16	133,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	133,000,000.00
Note Factor @ 02/16/16	100.0000000%

Class A-3
Note Balance @ 01/15/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	234,000,000.00
Note Factor @ 02/16/16	100.0000000%

Class A-4
Note Balance @ 01/15/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	125,000,000.00
Note Factor @ 02/16/16	100.0000000%

Class B
Note Balance @ 01/15/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	21,160,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	875,564.19
Total Principal Paid	28,424,598.84
Total Paid	29,300,163.03

Class A-1
Coupon	0.41000%
Interest Paid	33,843.41
Principal Paid	28,424,598.84
Total Paid to A-1 Holders	28,458,442.25

Class A-2a
Coupon	0.96000%
Interest Paid	224,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	224,000.00

Class A-2b
One-Month Libor	0.42550%
Coupon	0.82550%
Interest Paid	97,592.44
Principal Paid	0.00
Total Paid to A-2b Holders	97,592.44

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8676168
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.1665928
Total Distribution Amount	29.0342096

A-1 Interest Distribution Amount	0.1566825
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	131.5953650
Total A-1 Distribution Amount	131.7520475

A-2a Interest Distribution Amount	0.8000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8000000

A-2b Interest Distribution Amount	0.7337777
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.7337777

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/15	142,794.36
Balance as of 01/31/16	164,134.84
Change	21,340.48

Reserve Account
Balance as of 01/15/16	2,581,024.89
Investment Earnings	328.91
Investment Earnings Paid	(328.91)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89